Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beignning balance	$ 1,590,638	$ 1,306,748	$ 1,765,187
Initial derivative liability accounted for convertible notes payable issued	512,993	1,723,883	1,565,535
True-up adjustment in debt discount and derivative liability	37,360
Change in derivative liability during the period	887,301	(858,774)	712,627
Reclassify derivative liability associated with Notes converted	(1,716,114)	(581,219)	(2,736,601)
Balance at June 30, 2020	$ 1,312,177	$ 1,590,638	$ 1,306,748